FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCE COSTS
Interest expenses on bank and other borrowings	$ 708	$ 295
Interest expenses on lease liabilities	83	138
Total	$ 791	$ 433